Angel Oak Mortgage Trust 2020-4 ABS-15G

Exhibit 99.16

XXXX Non QM PCQC Rebuttal Findings XXXX
Seller:

Deal ID:

Total Loan Count: 2

Loans by Grade in Population											Trade Summary
Loan Grade				Count		Percentage					Loan Status			Count	Percentage
1				2		100.00%					Review Complete			2	100.00%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
1	11	7	7	4	7	0	0	6	1	0	4

									Initial Finding Grade			Final Finding Grade
Exceptions								Count	3	4	2	3	4	2

XXXX Non QM PCQC Rebuttal Findings XXXX
Seller:

Deal ID:

Total Loan Count: 1
Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (Morningstar)	Final Credit Grade (Morningstar)	Final Property Valuation Grade (Morningstar)	Final Compliance Grade(Morningstar)
202004001	XXXX	XXXX	XXXX	(Clear) Note - Missing-

The Note is missing.

Response 1 (XXXX 7:43AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Right of Rescission - Missing-

There is no evidence in the file that the Right to Cancel Notice was provided to the borrower and/or all consumers with a right to rescind. Truth in Lending Act (Regulation Z)12 CFR 1026.23(b), (a)(1)

Response 1 (XXXX 9:02AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL/Missing-

The Service Provider List is missing. Note: Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket: Survey, Title - Abstract or Title Search Fee, Title - Archive Fee, Title - Courier Fee, Title - Lender's Title Insurance Policy, Title - Settlement Fee. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(vi)(C)

Response 1 (XXXX 9:07AM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Application/Processing Documentation-

The loan file is missing the final application.

Response 1 (XXXX 11:36AM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

An explanation letter regarding credit inquiries is not reflected in the file. Please provide.

Response 1 (XXXX 2:01PM)
Documentation received is sufficient. (Resolved)

(Clear) Tax Transcripts Missing-

The loan file is missing 2017 and 2018 business transcripts for XXXX.

Response 1 (XXXX 2:17PM)
Documentation received is sufficient. (Resolved)

(Clear) Subordination Agreement-

Subject property has a HELOC through XXXX with a limit of XXXX per the OCR. The file contains a Subordination Agreement from XXXX however, the document is incomplete. In addition; the limit is reflected as XXXX. The files contains an email from stating limit was initially XXXX. Please provide a completed Subordination Agreement with the maximum limit of XXXX completed prior to consummation of subject transaction.

Response 1 XXXX 11:38AM)
Final Title Policy reflects only the subject 1st and no subordinate financing. (Resolved)

						(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

XXXX Non QM PCQC Rebuttal Findings XXXX
Seller:

Deal ID:

Loan Number	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
202004001	1 of 8	[REDACTED]	XXXX	Compliance	Note - Missing	22081555	The Note is missing.	Resolved	Rebuttal 1 (01/22/2020 7:42AM) Documentation provided - Note uploaded	Response 1 (01/22/2020 7:43AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
202004001	2 of 8	[REDACTED]	XXXX	Compliance	Right of Rescission - Missing	22081781	There is no evidence in the file that the Right to Cancel Notice was provided to the borrower and/or all consumers with a right to rescind. Truth in Lending Act (Regulation Z)12 CFR 1026.23(b), (a)(1)	Resolved	Rebuttal 1 (01/22/2020 7:55AM) Documentation provided - Notice of Right to Cancel uploaded	Response 1 (01/22/2020 9:02AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
202004001	3 of 8	[REDACTED]	XXXX	Compliance	TRID - SPL/Missing	22081792	The Service Provider List is missing. Note: Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket: Survey, Title - Abstract or Title Search Fee, Title - Archive Fee, Title - Courier Fee, Title - Lender's Title Insurance Policy, Title - Settlement Fee. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(vi)(C)	Resolved	Rebuttal 1 (01/22/2020 9:06AM) Documentation provided - Service Provider List uploaded	Response 1 (01/22/2020 9:07AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
202004001	4 of 8	[REDACTED]	XXXX	Credit	Application/Processing Documentation	22081554	The loan file is missing the final application.	Resolved	Rebuttal 1 (01/21/2020 11:35AM) Final 1003 uploaded.	Response 1 (01/21/2020 11:36AM) Documentation received is sufficient. (Resolved)		3	1	3	1
202004001	5 of 8	[REDACTED]	XXXX	Credit	Miscellaneous	22081560	An explanation letter regarding credit inquiries is not reflected in the file. Please provide.	Resolved	Rebuttal 1 (01/22/2020 2:00PM) LOE Uploaded.	Response 1 (01/22/2020 2:01PM) Documentation received is sufficient. (Resolved)		3	1	3	1
202004001	6 of 8	[REDACTED]	XXXX	Credit	Subordination Agreement	22081599	Subject property has a HELOC through [Redacted] Bank with a limit of [Redacted] per the OCR. The file contains a Subordination Agreement from [Redacted] Bank; however, the document is incomplete. In addition; the limit is reflected as [Redacted] . The files contains an email from stating limit was initially [Redacted] . Please provide a completed Subordination Agreement with the maximum limit of [Redacted] completed prior to consummation of subject transaction.	Resolved	Rebuttal 1 (01/21/2020 11:37AM) Final Title Policy uploaded.	Response 1 (01/21/2020 11:38AM) Final Title Policy reflects only the subject 1st and no subordinate financing. (Resolved)		3	1	3	1
202004001	7 of 8	[REDACTED]	XXXX	Credit	Tax Transcripts Missing	22081581	The loan file is missing 2017 and 2018 business transcripts for [Redacted]	Resolved	Rebuttal 1 (02/19/2020 2:16PM) Transcripts uploaded.	Response 1 (02/19/2020 2:17PM) Documentation received is sufficient. (Resolved)		3	1	3	1
202004001	8 of 8	[REDACTED]	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	22081552	The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.					1	1	3	1
202004001	1 of 3	[REDACTED]	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	22102719	The loan is in compliance with all applicable laws and regulations.					1	1	1	1
202004001	2 of 3	[REDACTED]	XXXX	Credit	The loan meets all applicable credit guidelines	22102741	The loan meets all applicable credit guidelines.					1	1	1	1
202004001	3 of 3	[REDACTED]	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	22102740	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.					1	1	1	1